Related Party Transactions Compensation for key management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Short term benefits	₩ 12,024	₩ 9,523	₩ 10,288	[1]
Severance payments	472	424	473	[1]
Total	₩ 12,496	₩ 9,947	₩ 10,761	[1]
Description of nature of key management personnel		Key management includes registered executives and non-registered executives.	Key management includes registered executives and non-registered executives.
Description of provisions to outstanding balances of key management personnel	Outstanding assets and liabilities from transactions with key management amount to 2,439 million Won and 6,309 million Won, respectively, as of December 31, 2017. With respect to the assets, the Group has not recognized any allowance, nor provision.

[1]	As the scope of the compensation for key management disclosure has changed, the comparative amounts are restated.